Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues - net	$ 2,211,029		$ 2,972,056		$ 482,285
Costs and expenses
Cost of sales	774,490		1,250,055		412,503
Impairment of goodwill					897,542
Depreciation and amortization	973,014		1,358,019		45,552
General and administrative expenses	3,988,393	191,849	6,054,979	410,311	3,673,760	712,052
Total costs and expenses	5,735,897	191,849	8,663,053	410,311	5,029,357	712,052
Loss from operations	(3,524,868)	(191,849)	(5,690,997)	(410,311)	(4,547,072)	(712,052)
Other income (expense)
Interest income	5,023	29,643	9,949	45,629	75,119	17,599
Other income	27,177		32,423		9,810
Loss on debt extinguishment				(127,705)	(113,955)	(111,730)
Derivative expense	(895,757)		(895,757)		(653,792)
Interest expense (including amortization of debt discount)	(1,586,825)	(270,951)	(2,174,898)	(609,556)	(1,526,067)	(2,147,279)
Change in fair value of derivative liabilities	1,688,040		737,987		(190,102)
Loss on settlement of pre-existing assets					(1,490,803)
Gain on debt extinguishment - derivative liabilities					500,678
Total other income (expense) - net	(762,342)	(241,308)	(2,290,296)	(691,632)	(3,389,112)	(2,241,410)
Net loss from continuing operations	(4,287,210)	(433,157)	(7,981,293)	(1,101,943)	(7,936,184)	(2,953,462)
Net loss from discontinued operations	(1,110)	(46,448)	(2,562)	(142,274)	(179,694)	(282,044)
Net loss before provision for income taxes	(4,288,320)	(479,605)	(7,983,855)	(1,244,217)	(8,115,878)	(3,235,506)
Provision for income taxes
Net loss	(4,288,320)	(479,605)	(7,983,855)	(1,244,217)	(8,115,878)	(3,235,506)
Deemed dividend on Series B Preferred Stock				(11,566)	(11,566)	(84,106)
Net loss available to common stockholders	$ (4,288,320)	$ (479,605)	$ (7,983,855)	$ (1,255,783)	$ (8,127,444)	$ (3,319,612)
Loss per share - continuing operations - basic	$ (0.02)	$ (0.00)	$ (0.05)	$ (0.01)	$ (0.06)	$ (0.02)
Loss per share - continuing operations - diluted	(0.02)	(0.00)	(0.05)	(0.01)	(0.06)	(0.02)
Loss per share - discontinuing operations - basic	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Loss per share - discontinuing operations - diluted	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Loss per share - basic	(0.02)	(0.00)	(0.05)	(0.01)	(0.06)	(0.03)
Loss per share - diluted	$ (0.02)	$ (0.00)	$ (0.05)	$ (0.01)	$ (0.06)	$ (0.03)
Weighted average number of shares - basic	182,235,396	128,957,407	162,793,612	128,939,201	130,384,336	126,540,836
Weighted average number of shares - diluted	182,235,396	128,957,407	162,793,612	128,939,201	130,384,336	126,540,836